Note 15 - Income Taxes (Details) - Income Tax Reconciliation - USD ($)	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Income Tax Reconciliation [Abstract]
Statutory income tax rate	26.50%	26.50%	26.50%

Statutory income tax recovery	$ (1,970,643)	$ (1,021,934)	$ (3,046,180)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	164,723	417,879	1,446,008
Change in valuation allowance	1,804,406	(995,957)	1,248,045
Difference in net income before taxes between Canadian and U.S dollar		160,316
Investment tax credit	(168,591)	(9,114)	(164,308)
Financing costs booked to equity	(23,348)	(208,271)	(307,262)
FCR Election	(253,856)
Foreign exchange change		985,544	746,667
True up of tax returns	(15,991)	82,939	77,030
Tax loss expired, etc	463,300	588,598
	$ 0	$ 0	$ 0